Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0000005272
Registrant Name	AMERICAN INTERNATIONAL GROUP, INC.
Registration File Number	333-277075
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES